Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	450,000,000	450,000,000
Common Stock, Shares, Issued	139,933,636	132,214,733
Common Stock, Shares, Outstanding	139,933,636	132,214,733